Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses - CNY (¥)	Sep. 30, 2022	Dec. 31, 2021
Collaboration Model [Member] | First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	¥ 189,814,922	¥ 237,910,121
Collaboration Model [Member] | First lien [Member] | Total loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	374,531,227	379,104,493
Collaboration Model [Member] | First lien [Member] | 1 - 30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	86,537,327	77,116,334
Collaboration Model [Member] | First lien [Member] | 31 - 90 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	66,784,464	55,178,321
Collaboration Model [Member] | First lien [Member] | 91 - 180 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	31,394,514	8,899,717
Collaboration Model [Member] | Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	340,800,002	413,700,563
Collaboration Model [Member] | Second lien [Member] | Total loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	572,734,138	631,599,775
Collaboration Model [Member] | Second lien [Member] | 1 - 30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	124,542,266	101,187,722
Collaboration Model [Member] | Second lien [Member] | 31 - 90 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	80,395,050	79,975,921
Collaboration Model [Member] | Second lien [Member] | 91 - 180 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	26,996,820	36,735,569
Collaboration Model [Member] | Subtotal [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	530,614,924	651,610,684
Collaboration Model [Member] | Subtotal [Member] | Total loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	947,265,365	1,010,704,268
Collaboration Model [Member] | Subtotal [Member] | 1 - 30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	211,079,593	178,304,056
Collaboration Model [Member] | Subtotal [Member] | 31 - 90 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	147,179,514	135,154,242
Collaboration Model [Member] | Subtotal [Member] | 91 - 180 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	58,391,334	45,635,286
Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	541,725,129	651,699,511
Traditional Facilitation Model [Member] | Total loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	975,850,851	1,010,943,050
Traditional Facilitation Model [Member] | 1 - 30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	216,868,768	178,304,056
Traditional Facilitation Model [Member] | 31 - 90 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	155,777,057	135,304,197
Traditional Facilitation Model [Member] | 91 - 180 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	61,479,897	45,635,286
Traditional Facilitation Model [Member] | First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	5,618,913	5,703
Traditional Facilitation Model [Member] | First lien [Member] | Total loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	15,676,947	155,658
Traditional Facilitation Model [Member] | First lien [Member] | 1 - 30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	3,503,613
Traditional Facilitation Model [Member] | First lien [Member] | 31 - 90 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	4,980,213	149,955
Traditional Facilitation Model [Member] | First lien [Member] | 91 - 180 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	1,574,208
Traditional Facilitation Model [Member] | Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	5,491,292	83,124
Traditional Facilitation Model [Member] | Second lien [Member] | Total loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	12,908,539	83,124
Traditional Facilitation Model [Member] | Second lien [Member] | 1 - 30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	2,285,562
Traditional Facilitation Model [Member] | Second lien [Member] | 31 - 90 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	3,617,330
Traditional Facilitation Model [Member] | Second lien [Member] | 91 - 180 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	1,514,355
Traditional Facilitation Model [Member] | Subtotal [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	11,110,205	88,827
Traditional Facilitation Model [Member] | Subtotal [Member] | Total loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	28,585,486	238,782
Traditional Facilitation Model [Member] | Subtotal [Member] | 1 - 30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	5,789,175
Traditional Facilitation Model [Member] | Subtotal [Member] | 31 - 90 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	8,597,543	149,955
Traditional Facilitation Model [Member] | Subtotal [Member] | 91 - 180 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Allowance for credit losses	¥ 3,088,563